Equipment and leasehold improvements (Tables)	12 Months Ended
Dec. 31, 2019
Equipment and leasehold improvements
Summary of items include in equipment and leasehold improvement

The following table provides a summary of the items include in equipment and leasehold improvement:

	December 31,	December 31,
	2019	2018
Equipment and leasehold improvements, net	6,230	6,686
Right-of-use assets	12,522	—
	18,752	6,686

Schedule of breakdown of cost, accumulated depreciation, additions and disposals of equipment and leasehold improvements

A breakdown of cost, accumulated depreciation, additions and disposals of equipment and leasehold improvements is as follows:

		Furniture and	Leasehold	Other
	IT equipment	fixtures	improvements	equipment	Total
Cost:
Balance as of January 1, 2017	4,386	3,778	6,771	618	15,553
Additions	246	461	39	1,908	2,654
Disposals	(462)	(2,255)	—	(21)	(2,738)
Balance as of December 31, 2017	4,170	1,984	6,810	2,505	15,469
Additions	411	12	111	69	603
Disposals	(253)	(97)	(80)	(62)	(492)
Reclassifications	10	—	—	—	10
Balance as of December 31, 2018	4,338	1,899	6,841	2,512	15,590
Additions	683	36	185	124	1,028
Disposals	(63)	(102)	(176)	(33)	(374)
Effect of movements in exchange rates	(53)	(62)	(47)	(14)	(176)
Balance as of December 31, 2019	4,905	1,771	6,803	2,589	16,068

Accumulated depreciation:
Balance as of January 1, 2017	2,742	1,645	2,174	443	7,004
Amortization for the year	587	149	474	368	1,578
Disposals	(459)	(54)	—	(20)	(533)
Balance as of December 31, 2017	2,870	1,740	2,648	791	8,049
Amortization for the year	516	64	480	222	1,282
Disposals	(159)	(89)	(127)	(94)	(469)
Reclassifications	42	—	—	—	42
Balance as of December 31, 2018	3,269	1,715	3,001	919	8,904
Amortization for the year	584	62	508	260	1,414
Disposals	(59)	(97)	(175)	(21)	(352)
Effect of movements in exchange rates	(40)	(53)	(35)	—	(128)
Balance as of December 31, 2019	3,754	1,627	3,299	1,158	9,838

Carrying amounts as of:
December 31, 2019	1,151	144	3,504	1,431	6,230
December 31, 2018	1,069	184	3,840	1,593	6,686
December 31, 2017	1,300	244	4,162	1,714	7,420

Schedule of movement of right-of-use assets on the leases

The following is the detail of the movement of right-of-use assets on the leases for which the Bank is a lessee:

Building
Balance at January 1, 2019	17,435
Additions	14
Depreciation by right-of-use assets	(1,440)
Revaluation currency effect	7
Reclassification to investment property	(3,494)
Balance at December 31, 2019	12,522